Deferred Acquisition Costs and Value of Business Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DAC
Balance at the beginning of the period	$ 353,408	$ 314,071	$ 172,416
Correction to Balance, January 1, 2013				$ 45,058
Capitalized additions	63,093	110,315	80,486
Amortization and writedowns	(96,095)	(41,045)	(55,490)
Unrealized investment (gains) losses	73,012	(29,933)	71,601
Balance at the end of the period	393,418	353,408	314,071
VOBA
Balance at the beginning of the period	25,286	29,217	32,045
Correction to Balance, January 1, 2013				0
Amortization and writedowns	(4,493)	(3,801)	(4,155)
Unrealized investment (gains) losses	(68)	(130)	1,327
Balance at the end of the period	20,725	25,286	29,217
Total
Balance at the beginning of the period	378,694	343,288	204,461
Correction to Balance, January 1, 2013				$ 45,058
Capitalized additions	63,093	110,315	80,486
Amortization and writedowns	(100,588)	(44,846)	(59,645)
Unrealized investment (gains) losses	72,944	(30,063)	72,928
Balance at the end of the period	414,143	$ 378,694	$ 343,288
Estimated future amortization of VOBA
Estimated future amortization of VOBA in 2016	3,400
Estimated future amortization of VOBA in 2017	3,400
Estimated future amortization of VOBA in 2018	3,400
Estimated future amortization of VOBA in 2019	3,400
Estimated future amortization of VOBA in 2020	$ 3,400